Treasury Risk Management - Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		€ (417)	€ (863)
Bonds and other loans		(28,000)	(28,909)
Lease liabilities		(2,098)	(2,279)
Lease liabilities	[1]	(1,771)	(1,919)
Other financial liabilities		(236)	(206)
Trade payables, accruals and other liabilities		(13,699)	(14,336)
Deferred consideration		(191)	(235)
Total non-derivative financial liabilities		(44,641)	(46,828)
Derivative financial liabilities		(321)	(89)
Derivative & Non-derivative financial liabilities		(44,962)	(46,917)
Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		2,630	3,217
Derivative contracts - payments		(2,778)	(3,133)
Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		6,163	8,783
Derivative contracts - payments		(6,333)	(8,952)
Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments		(3)	(4)
Net carrying amount [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(411)	(853)
Bonds and other loans		(24,585)	(25,032)
Lease liabilities		(1,771)	(1,919)
Other financial liabilities		(223)	(183)
Trade payables, accruals and other liabilities		(13,699)	(14,336)
Deferred consideration		(164)	(208)
Total non-derivative financial liabilities		(40,853)	(42,531)
Derivative financial liabilities		(418)	(326)
Derivative & Non-derivative financial liabilities		(41,271)	(42,857)
Net carrying amount [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(257)	(154)
Net carrying amount [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(158)	(168)
Net carrying amount [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative financial liabilities		(3)	(4)
Within 1 year [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(413)	(399)
Bonds and other loans		(3,926)	(4,169)
Lease liabilities		(442)	(432)
Other financial liabilities		(117)	(125)
Trade payables, accruals and other liabilities		(13,585)	(14,166)
Deferred consideration		(60)	(39)
Total non-derivative financial liabilities		(18,543)	(19,330)
Derivative financial liabilities		(133)	(153)
Derivative & Non-derivative financial liabilities		(18,676)	(19,483)
Within 1 year [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		174	776
Derivative contracts - payments		(134)	(756)
Within 1 year [Member] | Foreign exchange derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		6,163	8,783
Derivative contracts - payments		(6,333)	(8,952)
Within 1 year [Member] | Commodity Derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - payments		(3)	(4)
Due between 1 and 2 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(2)	(9)
Bonds and other loans		(2,626)	(2,661)
Lease liabilities		(352)	(392)
Other financial liabilities		(12)
Trade payables, accruals and other liabilities		(46)	(93)
Deferred consideration		(12)	(124)
Total non-derivative financial liabilities		(3,050)	(3,279)
Derivative financial liabilities		(79)	23
Derivative & Non-derivative financial liabilities		(3,129)	(3,256)
Due between 1 and 2 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		1,069	164
Derivative contracts - payments		(1,148)	(141)
Due between 2 and 3 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(1)	(289)
Bonds and other loans		(2,824)	(2,745)
Lease liabilities		(292)	(302)
Other financial liabilities		(33)	(24)
Trade payables, accruals and other liabilities		(15)	(13)
Deferred consideration		(76)	(8)
Total non-derivative financial liabilities		(3,241)	(3,381)
Derivative financial liabilities		19	8
Derivative & Non-derivative financial liabilities		(3,222)	(3,373)
Due between 2 and 3 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		40	805
Derivative contracts - payments		(21)	(797)
Due between 3 and 4 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts			(164)
Bonds and other loans		(2,326)	(2,449)
Lease liabilities		(234)	(242)
Other financial liabilities		(23)	(31)
Trade payables, accruals and other liabilities		(17)	(8)
Deferred consideration		(35)
Total non-derivative financial liabilities		(2,635)	(2,894)
Derivative financial liabilities		(38)	20
Derivative & Non-derivative financial liabilities		(2,673)	(2,874)
Due between 3 and 4 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		441	37
Derivative contracts - payments		(479)	(17)
Due between 4 and 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bonds and other loans		(3,278)	(2,454)
Lease liabilities		(187)	(191)
Other financial liabilities		(51)	(26)
Trade payables, accruals and other liabilities		(4)	(14)
Deferred consideration		(8)	(64)
Total non-derivative financial liabilities		(3,528)	(2,749)
Derivative financial liabilities		10	5
Derivative & Non-derivative financial liabilities		(3,518)	(2,744)
Due between 4 and 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		29	478
Derivative contracts - payments		(19)	(473)
Due after 5 years [Member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Bank loans and overdrafts		(1)	(2)
Bonds and other loans		(13,020)	(14,431)
Lease liabilities		(591)	(720)
Trade payables, accruals and other liabilities		(32)	(42)
Total non-derivative financial liabilities		(13,644)	(15,195)
Derivative financial liabilities		(100)	8
Derivative & Non-derivative financial liabilities		(13,744)	(15,187)
Due after 5 years [Member] | Interest rate derivatives [member]
Disclosure Of Maturity Analysis For Non-derivative And Derivative Financial Liabilities [Line Items]
Derivative contracts - receipts		877	957
Derivative contracts - payments		€ (977)	€ (949)

[1]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.